INVESCO VARIABLE INVESTMENT FUNDS, INC.
                       INVESCO VIF - Blue Chip Growth Fund

                   Supplement to Prospectus Dated May 1, 1999


The section of the Fund's Prospectus entitled "Investment Goals And Strategies" is amended to (1) delete the first sentence of the fifth paragraph and (2) substitute the following in its place:

       The Fund invests primarily in common stocks of large companies that, at the time of purchase, have market capitalizations of more than $15 billion and that have a history of consistent earnings growth regardless of business cycles.

The date of this Supplement is February 3, 2000.


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                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
                     INVESCO VIF - Small Company Growth Fund

                   Supplement to Prospectus Dated May 1, 1999


The section of the Fund's Prospectus entitled "Investment Goals And Strategies" is amended to (1) delete the first sentence of the fifth paragraph and (2) substitute the following in its place:

       The Fund invests primarily in common stocks of companies with market capitalizations of $2 billion or less at the time of purchase.

The date of this Supplement is February 3, 2000.